Cover	Dec. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2024
Entity File Number	0-33169
Entity Registrant Name	Cross Country Healthcare, Inc.
Entity Central Index Key	0001141103
Entity Tax Identification Number	13-4066229
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6551 Park of Commerce
Entity Address, Address Line Two	Boulevard, N.W
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	998-2232
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CCRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false